CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
6.1Accounting policies
Includes cash balances, bank deposits and short-term investments with immediate liquidity, which are readily convertible into a known amount of cash with an insignificant risk of change in value and that are not pledged as collateral for other transactions.
6.2Breakdown of cash and cash equivalents

	December, 31
Description	2025	2024

Cash	196,061	167,998
Cash equivalents:
Bank Deposit Certificate – CDB	3,625	698,979
Repurchase agreements	333,223	294,470
Automatic application - DIP (a)	213,287	—
Time Deposit (a)	245,448	48,554
Others	—	8
	991,644	1,210,009

(a)Investment in U.S. dollar.